Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
19. Commitments and Contingencies
Commitments
Investment Commitments
Blackstone had $5.0 billion of investment commitments as of December 31, 2023 representing general partner capital funding commitments to the Blackstone Funds, limited partner capital funding to other funds and Blackstone principal investment commitments, including loan commitments. The consolidated Blackstone Funds had signed investment commitments of $364.4 million as of December 31, 2023 which includes $210.6 million of signed investment commitments for portfolio company acquisitions in the process of closing.
Regulated Entities
Certain U.S. and
non-U.S.
entities are subject to various investment adviser and other financial regulatory rules and requirements that may include minimum net capital requirements. These entities have continuously operated in excess of these requirements. This includes a number of U.S. entities that are registered as investment advisers with the SEC.
These regulatory capital requirements may restrict Blackstone’s ability to withdraw capital from its entities. At December 31, 2023, $106.6 million of net assets of consolidated entities may be restricted as to the payment of cash dividends and advances to Blackstone.
Contingencies
Guarantees
Certain of Blackstone’s consolidated real estate funds guarantee payments to third parties in connection with the ongoing business activities and/or acquisitions of their Portfolio Companies. There is no direct recourse to Blackstone to fulfill such obligations. To the extent that underlying funds are required to fulfill guarantee obligations, Blackstone’s invested capital in such funds is at risk. Total investments at risk in respect of guarantees extended by consolidated real estate funds was $27.9 million as of December 31, 2023.
The Blackstone Holdings Partnerships provided guarantees to a lending institution for certain loans held by employees either for investment in Blackstone Funds or for members’ capital contributions to The Blackstone Group International Partners LLP. The amount guaranteed as of December 31, 2023 was $79.8 million.

Strategic Venture
In December 2022 and January 2023, Blackstone entered into
long-term
strategic ventures (“UC strategic ventures”) with the Regents of the University of California (“UC Investments”), an institutional investor that subscribed for $4.5 billion of Blackstone Real Estate Income Trust, Inc. (“BREIT”) Class I shares during the three months ended March 31, 2023. The UC strategic ventures provide a waterfall structure with UC Investments receiving an 11.25% target annualized net return on its $4.5 billion investment in BREIT shares and upside from its investment. This target return, while not guaranteed, is supported by a pledge by Blackstone of $1.1 billion of its holdings in BREIT as of the subscription dates, including any appreciation or dividends received by Blackstone in respect thereof. Pursuant to the UC strategic ventures, Blackstone is entitled to receive an incremental 5% cash payment from UC Investments on any returns received in excess of the target return. An asset or liability is recognized based on fair value with the maximum potential future obligation capped at the fair value of the assets pledged by Blackstone in connection with the above arrangements. As of December 31, 2023, the fair value of the assets pledged was $1.1 billion and the total liability recognized was $564.0 million.
Litigation
Blackstone may from time to time be involved in litigation and claims incidental to the conduct of its business. Blackstone’s businesses are also subject to extensive regulation, which may result in regulatory proceedings against Blackstone.
Blackstone accrues a liability for legal proceedings only when those matters present loss contingencies that are both probable and reasonably estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. Although there can be no assurance of the outcome of such legal actions, based on information known by management, Blackstone does not have a potential liability related to any current legal proceeding or claim that would individually or in the aggregate materially affect its results of operations, financial position or cash flows.
In December 2017, eight pension plan members of the Kentucky Retirement System (“KRS”) filed a derivative lawsuit on behalf of KRS in the Franklin County Circuit Court of the Commonwealth of Kentucky (the “Mayberry Action”). The Mayberry Action alleged various breaches of fiduciary duty and other violations of Kentucky state law in connection with KRS’s investment in three hedge funds of funds, including a fund managed by Blackstone Alternative Asset Management L.P. (“BLP”). The suit named more than 30 defendants, including, among others, The Blackstone Group L.P. (now Blackstone Inc.); BLP; Stephen A. Schwarzman, as Chairman and CEO of Blackstone; and J. Tomilson Hill, as
then-CEO
of BLP (collectively, the “Blackstone Defendants”). In July 2020, the Kentucky Supreme Court directed the Circuit Court to dismiss the action due to the plaintiffs’ lack of standing.
Over the objection of the Blackstone Defendants and others, in December 2020, the Circuit Court permitted the Attorney General of the Commonwealth of Kentucky (the “AG”) to intervene in the Mayberry Action. In December 2022, the Mayberry Action was stayed pending resolution of an interlocutory appeal in which the Blackstone Defendants and others argued that the Circuit Court did not have jurisdiction to continue the Mayberry Action after the ruling of the Kentucky Supreme Court. In April 2023, the Kentucky Court of Appeals agreed with the defendants’ position, holding that the Circuit Court exceeded its authority in permitting the AG’s intervention despite the Kentucky Supreme Court’s instruction to dismiss. Accordingly, the Kentucky Court of Appeals vacated all orders entered by the Circuit Court other than the order dismissing the original derivative complaint in the Mayberry Action. In July 2023, the AG filed a motion for discretionary review of the Court of Appeals’ decision by the Kentucky Supreme Court, which was denied on January 10, 2024. Additionally, around the time the AG moved to intervene in 2020, the AG separately filed an additional back-up
complaint asserting substantially identical claims against largely the same defendants as the Mayberry Action, including Stephen A. Schwarzman, J. Tomilson Hill and Blackstone Inc. (the “July 2020 Action”). The AG did not pursue the July 2020 Action until August 2023, when the AG served a substantially identical amended complaint which, in September 2023, the named defendants moved to dismiss. Concurrently, out of an abundance of caution, BLP filed a motion to dismiss and a motion to strike references to BLP as a purported defendant, even though the July 2020 Action, as amended, did not name BLP as a defendant. The AG then added BLP as a party on November 20, 2023, and BLP subsequently filed a motion to dismiss on December 21, 2023. We believe that the July 2020 Action — initiated some nine years after BLP was engaged by KRS — is even more clearly barred by the statute of limitations than the Mayberry Action.
In August 2022, KRS was ordered to disclose, and in September 2022, did disclose, a report prepared in 2021 by a law firm retained by KRS to conduct an investigation into the investment activities underlying the lawsuit. According to the report, the investigators “did not find any violations of fiduciary duty or illegal activity by [BLP]” related to KRS’s due diligence and retention of BLP or KRS’s continued investment with BLP. The report quotes contemporaneous communications by KRS staff during the period of the investment recognizing that BLP was exceeding KRS’s returns benchmark, that BLP was providing KRS with “far fewer negative months than any liquid market comparable,” and that BLP “[h]as killed it.”
In January 2021, certain former plaintiffs in the Mayberry Action filed a separate action (“Taylor I”) against the Blackstone Defendants and other defendants named in the Mayberry Action, asserting allegations substantially similar to those in the Mayberry Action, and in July 2021 they amended their complaint to add class action allegations. Defendants removed Taylor I to the U.S. District Court for the Eastern District of Kentucky, and in March 2022, the District Court stayed Taylor I pending the resolution of the AG’s suit.
In August 2021, a group of KRS members — including those that filed Taylor I — filed a new action in Franklin County Circuit Court (“Taylor II”), against the Blackstone Defendants, other defendants named in the Mayberry Action, and other KRS officials. The filed complaint is substantially similar to that filed in Taylor I and the Mayberry Action. Motions to dismiss are pending. The Blackstone Defendants believe they have strong defenses on statute of limitations grounds, among others, to both Taylor I and Taylor II.
In May 2022, the presiding judge recused himself from the Mayberry Action and Taylor II, and the cases were reassigned to another judge in the Franklin County Circuit Court.
In April 2021, the AG filed an action (the “Declaratory Judgment Action”) against BLP and the other fund manager defendants from the Mayberry Action in Franklin County Circuit Court. The action sought to have certain provisions in the subscription agreements between KRS and the fund managers declared to be in violation of the Kentucky Constitution. In March 2022, the Circuit Court granted summary judgment to the AG and the Court of Appeals affirmed on December 1, 2023. On February 5, 2024, BLP’s petition for rehearing before the Court of Appeals was denied. BLP’s motion for discretionary review of the Court of Appeals’ decision by the Kentucky Supreme Court is due March 6, 2024.
Blackstone continues to believe that the preceding lawsuits against Blackstone are totally without merit and intends to defend them vigorously.
In July 2021, BLP filed a breach of contract action against defendants affiliated with KRS alleging that the Mayberry Action and the Declaratory Judgment Action breach the parties’ subscription agreements governing KRS’s investment with BLP. The action seeks damages, including legal fees and expenses incurred in defending against the above actions. In April 2022, the Circuit Court dismissed BLP’s complaint without prejudice to refiling, on the grounds that the action was not yet ripe for adjudication. In May 2023, the Court of Appeals affirmed the Circuit Court’s dismissal, without prejudice, of BLP’s complaint on ripeness grounds. In August 2023, BLP filed a motion with the Kentucky Supreme Court for discretionary review, which was granted on February 7, 2024.
In October 2022, as part of a sweep of private equity and other investment advisory firms, the SEC sent us a request for information relating to the retention of certain types of electronic business communications, including text messages, that may be required to be preserved under certain SEC rules. We are cooperating with the SEC’s inquiry.

Contingent Obligations (Clawback)
Performance Allocations are subject to clawback to the extent that the Performance Allocations received to date with respect to a fund exceeds the amount due to Blackstone based on cumulative results of that fund. The actual clawback liability, however, generally does not become realized until the end of a fund’s life except for certain Blackstone funds, which may have an interim clawback liability. The lives of the carry funds, including available contemplated extensions, for which a liability for potential clawback obligations has been recorded for financial reporting purposes, are currently anticipated to expire at various points through 2032. Further extensions of such terms may be implemented under given circumstances.
For financial reporting purposes, when applicable, the general partners record a liability for potential clawback obligations to the limited partners of some of the carry funds due to changes in the unrealized value of a fund’s remaining investments and where the fund’s general partner has previously received Performance Allocation distributions with respect to such fund’s realized investments.
The following table presents the clawback obligations by segment:

	December 31,
	2023			2022
		Current and			Current and
	Blackstone	Former		Blackstone	Former
Segment	Holdings	Personnel (a)	Total (b)	Holdings	Personnel (a)	Total (b)
Real Estate	$145,435	$90,337	$235,772	$78,644	$51,771	$130,415
Private Equity	29,046	16,231	45,277	19,279	8,569	27,848
Credit & Insurance	207	262	469	223	205	428

	$174,688	$106,830	$281,518	$98,146	$60,545	$158,691

(a)	The split of clawback between Blackstone Holdings and Current and Former Personnel is based on the performance of individual investments held by a fund rather than on a fund by fund basis.
(b)	Total is a component of Due to Affiliates. See Note 18. “Related Party Transactions — Affiliate Receivables and Payables — Due to Affiliates.”
During the year ended December 31, 2023, the Blackstone general partners paid a cash clawback obligation of $14.3 million, primarily related to funds in the Private Equity and Real Estate segments of which $9.3 million was paid by Blackstone Holdings and $5.0 million by current and former Blackstone personnel.
For Private Equity, Real Estate, and certain Credit & Insurance Funds, a portion of the Performance Allocations paid to current and former Blackstone personnel is held in segregated accounts in the event of a cash clawback obligation. These segregated accounts are not included in the Consolidated Financial Statements of Blackstone, except to the extent a portion of the assets held in the segregated accounts may be allocated to a consolidated Blackstone fund of hedge funds. At December 31, 2023, $1.1 billion was held in segregated accounts for the purpose of meeting any clawback obligations of current and former personnel if such payments are required.
In the Credit & Insurance segment, payment of Performance Allocations to Blackstone by the majority of the stressed/distressed, mezzanine and credit alpha strategies funds are substantially deferred under the terms of the partnership agreements. This deferral mitigates the need to hold funds in segregated accounts in the event of a cash clawback obligation.

If, at December 31, 2023, all of the investments held by Blackstone’s carry funds were deemed worthless, a possibility that management views as remote, the amount of Performance Allocations subject to potential clawback would be $6.4 billion, on an after-tax
basis where applicable, of which Blackstone Holdings is potentially liable for $6.0 billion if current and former Blackstone personnel default on their share of the liability, a possibility that management also views as remote.